Consolidated statements of operations (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income	23,002	25,533	25,288
Interest expense	(16,569)	(18,992)	(18,397)
Net interest income	6,433	6,541	6,891
Commissions and fees	12,952	14,078	13,750
Trading revenues	5,020	9,338	12,151
Other revenues	1,820	1,429	502
Net revenues	26,225	31,386	33,294
Provision for credit losses	187	(79)	506
Compensation and benefits	13,213	14,599	15,013
General and administrative expenses	7,372	7,231	7,701
Commission expenses	1,992	2,148	1,997
Total other operating expenses	9,364	9,379	9,698
Total operating expenses	22,577	23,978	24,711
Income from continuing operations before taxes	3,461	7,487	8,077
Income tax expense	671	1,548	1,835
Income from continuing operations	2,790	5,939	6,242
Income/(loss) from discontinued operations, net of tax	0	(19)	169
Net income	2,790	5,920	6,411
Net income/(loss) attributable to noncontrolling interests	837	822	(313)
Net income attributable to shareholders	1,953	5,098	6,724
of which from continuing operations	1,953	5,117	6,555
of which from discontinued operations	0	(19)	169
Basic earnings per share (CHF)
Basic earnings per share from continuing operations (in CHF per share)	1.37	3.93	5.14
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	(0.02)	0.14
Basic earnings per share (in CHF per share)	1.37	3.91	5.28
Diluted earnings per share (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	1.36	3.91	5.01
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	(0.02)	0.13
Diluted earnings per share (in CHF per share)	1.36	3.89	5.14